Summary of Significant Accounting Policies - Schedule of Revenue and Expense (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Revenues [Abstract]
Total revenues	$ 622,690	$ 1,580,058	$ 17,813,139
Less cost of revenues	182,181	405,628	996,459
Selling and marketing:
Employee expenses	146,601	185,483	214,506
Commission expenses	30,328	225,846	6,900,037
Other selling and marketing expenses	30,913	206,782	553,705
Selling and marketing - related party			43,590
General and administrative:
Employee expenses	560,611	707,216	691,180
Stock compensation expense	573,000	92,963	464,814
Depreciation and amortization expense	488,130	610,369	654,709
Professional expenses	1,090,632	2,725,164	2,282,134
Research and development expenses	107,727
Other general and administrative	505,374	521,726	2,183,824
General and administrative - related parties	104,391	234,289	238,830
Other segment items:
Gain from short-term investment	(109,964)	(89,474)	(156,066)
Interest income	(763,190)	(372,199)	(226,158)
Impairment loss on intangible assets	356,676
Other income, net	(247,277)	(290,088)	(268,923)
Income tax expenses	93	14,833	4,812
Segment net loss	$ (2,433,536)	$ (3,598,480)	$ 3,235,686